SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Outstanding principal, beginning of year	$ 4,200
Outstanding principal, end of year	2,700	$ 4,200
Management [Member]
Related Party Transaction [Line Items]
Outstanding principal, beginning of year	1,393	1,265
Changes in composition of related parties	(288)	157
Principal disbursed during the year	0	146
Principal repaid and refinanced during the year	(62)	(175)
Outstanding principal, end of year	$ 1,043	$ 1,393